Investment Objectives and Goals - Tema International Durable Quality ETF	Sep. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMA INTERNATIONAL DURABLE QUALITY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema International Durable Quality ETF (the “Fund”) seeks to provide long-term growth.